Accounts Receivable - Summary of Receivables Past Due but not Impaired (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	¥ 13,964	$ 2,146	¥ 13,622
Past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	1,314		1,890
Past due but not impaired [member] | More than one month to three months [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	926		1,369
Past due but not impaired [member] | More than three months to one year [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	105		213
Past due but not impaired [member] | More than one year [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	¥ 283		¥ 308